UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Item 1.                      Schedule of Investments.

Old Mutual Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 98.9%
Government/Corporate - 68.0%
Old Mutual Barrow Hanley Core Bond Fund	1,660,306	$17,749
Old Mutual Dwight High Yield Fund	442,204	4,648
Old Mutual Dwight Intermediate Fixed Income Fund	528,798	5,431
Old Mutual Dwight Short Term Fixed Income Fund	614,188	6,160
Total Government/Corporate		33,988
Growth - 1.2%
Old Mutual Growth Fund*	27,009	577
Total Growth		577
Growth-Small Cap - 4.8%
Old Mutual Copper Rock Emerging Growth Fund*	58,411	460
Old Mutual Large Cap Growth Fund*	133,218	1,922
Total Growth-Small Cap		2,382
International Equity - 6.0%
Old Mutual International Equity Fund	369,714	3,024
Total International Equity		3,024
Market Neutral-Equity - 2.3%
Old Mutual Analytic U.S. Long/Short Fund	116,223	1,137
Total Market Neutral-Equity		1,137
Value - 10.1%
Old Mutual Barrow Hanley Value Fund	645,938	3,495
Old Mutual Focused Fund	78,021	1,539
Total Value		5,034
Value-Mip Cap - 6.5%
Old Mutual TS&W Mid-Cap Value Fund	457,783	3,259
Total Value-Mip Cap		3,259
Total Affiliated Mutual Funds (Cost $49,138)		49,401
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	498,099	498
Total Money Market Fund (Cost $498)		498
Total Investments - 99.9% (Cost $49,636)†		49,899
Other Assets and Liabilities, Net - 0.1%		76
Total Net Assets - 100.0%		$49,975

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $49,636 (000), and the unrealized appreciation and depreciation were $2,049 (000) and $(1,786) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$49,401	$-	$-	$49,401
Money Market Fund	498	-	-	498
Total Investments	$49,899	$-	$-	$49,899

Old Mutual Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.3%
Government/Corporate - 37.9%
Old Mutual Barrow Hanley Core Bond Fund	2,012,304	$21,511
Old Mutual Dwight High Yield Fund	467,755	4,916
Old Mutual Dwight Intermediate Fixed Income Fund	518,993	5,330
Old Mutual Dwight Short Term Fixed Income Fund	547,194	5,488
Total Government/Corporate		37,245
Growth - 0.5%
Old Mutual Growth Fund*	25,100	537
Total Growth		537
Growth-Small Cap - 9.2%
Old Mutual Large Cap Growth Fund*	482,835	6,967
Old Mutual Strategic Small Company Fund*	256,226	2,080
Total Growth-Small Cap		9,047
International Equity - 15.3%
Old Mutual International Equity Fund	1,840,064	15,052
Total International Equity		15,052
Market Neutral-Equity - 4.7%
Old Mutual Analytic U.S. Long/Short Fund	475,524	4,651
Total Market Neutral-Equity		4,651
Real Estate - 1.4%
Old Mutual Heitman Global Real Estate Securities Fund	188,912	1,375
Total Real Estate		1,375
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	80,438	467
Total Sector Fund-Real Estate		467
Value - 14.4%
Old Mutual Barrow Hanley Value Fund	1,893,832	10,246
Old Mutual Focused Fund	197,453	3,894
Total Value		14,140
Value-Mip Cap - 7.6%
Old Mutual TS&W Mid-Cap Value Fund	1,050,345	7,479
Total Value-Mip Cap		7,479
Value-Small Cap - 7.8%
Old Mutual TS&W Small Cap Value Fund	541,253	7,687
Total Value-Small Cap		7,687
Total Affiliated Mutual Funds (Cost $108,346)		97,680
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	1,001,548	1,002
Total Money Market Fund (Cost $1,002)		1,002
Total Investments - 100.3% (Cost $109,348)†		98,682
Other Assets and Liabilities, Net - (0.3)%		(320)
Total Net Assets - 100.0%		$98,362

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $109,348 (000), and the unrealized appreciation and depreciation were $2,721 (000) and $(13,387) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$97,680	$-	$-	$97,680
Money Market Fund	1,002	-	-	1,002
Total Investments	$98,682	$-	$-	$98,682

Old Mutual Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.4%
Government/Corporate - 15.7%
Old Mutual Barrow Hanley Core Bond Fund	1,647,227	$17,609
Old Mutual Dwight High Yield Fund	29,077	306
Old Mutual Dwight Intermediate Fixed Income Fund	55,905	574
Total Government/Corporate		18,489
Growth - 0.3%
Old Mutual Growth Fund*	14,428	308
Total Growth		308
Growth-Small Cap - 12.4%
Old Mutual Large Cap Growth Fund*	648,751	9,362
Old Mutual Strategic Small Company Fund*	646,213	5,247
Total Growth-Small Cap		14,609
International Equity - 22.5%
Old Mutual International Equity Fund	3,242,651	26,525
Total International Equity		26,525
Market Neutral-Equity - 5.9%
Old Mutual Analytic U.S. Long/Short Fund	710,233	6,946
Total Market Neutral-Equity		6,946
Real Estate - 2.9%
Old Mutual Heitman Global Real Estate Securities Fund	475,347	3,461
Total Real Estate		3,461
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	148,618	862
Total Sector Fund-Real Estate		862
Value - 18.0%
Old Mutual Barrow Hanley Value Fund	2,810,507	15,205
Old Mutual Focused Fund	306,652	6,047
Total Value		21,252
Value-Mip Cap - 9.4%
Old Mutual TS&W Mid-Cap Value Fund	1,548,220	11,023
Total Value-Mip Cap		11,023
Value-Small Cap - 11.6%
Old Mutual TS&W Small Cap Value Fund	962,434	13,669
Total Value-Small Cap		13,669
Total Affiliated Mutual Funds (Cost $141,730)		117,144
Money Market Fund - 0.7%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	844,613	845
Total Money Market Fund (Cost $845)		845
Total Investments - 100.1% (Cost $142,575)†		117,989
Other Assets and Liabilities, Net - (0.1)%		(147)
Total Net Assets - 100.0%		$117,842

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $142,575 (000), and the unrealized appreciation and depreciation were $1,725 (000) and $(26,311) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$117,144	$-	$-	$117,144
Money Market Fund	845	-	-	845
Total Investments	$117,989	$-	$-	$117,989

Old Mutual Asset Allocation Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.4%
Growth - 0.1%
Old Mutual Growth Fund*	3,066	$65
Total Growth		65
Growth-Small Cap - 16.6%
Old Mutual Large Cap Growth Fund*	709,895	10,244
Old Mutual Strategic Small Company Fund*	464,038	3,768
Total Growth-Small Cap		14,012
International Equity - 26.4%
Old Mutual International Equity Fund	2,726,425	22,302
Total International Equity		22,302
Market Neutral-Equity - 5.9%
Old Mutual Analytic U.S. Long/Short Fund	505,802	4,947
Total Market Neutral-Equity		4,947
Real Estate - 5.1%
Old Mutual Heitman Global Real Estate Securities Fund	588,314	4,283
Total Real Estate		4,283
Sector Fund-Real Estate - 2.3%
Old Mutual Heitman REIT Fund	331,216	1,921
Total Sector Fund-Real Estate		1,921
Value - 23.8%
Old Mutual Barrow Hanley Value Fund	2,736,752	14,806
Old Mutual Focused Fund	268,473	5,294
Total Value		20,100
Value-Mip Cap - 7.4%
Old Mutual TS&W Mid-Cap Value Fund	874,351	6,225
Total Value-Mip Cap		6,225
Value-Small Cap - 11.8%
Old Mutual TS&W Small Cap Value Fund	698,782	9,925
Total Value-Small Cap		9,925
Total Affiliated Mutual Funds (Cost $107,756)		83,780
Money Market Fund - 1.3%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	1,126,727	1,127
Total Money Market Fund (Cost $1,127)		1,127
Total Investments - 100.7% (Cost $108,883)†		84,907
Other Assets and Liabilities, Net - (0.7)%		(623)
Total Net Assets - 100.0%		$84,284

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $108,883 (000), and the unrealized appreciation and depreciation were $479 (000) and $(24,455) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$83,780	$-	$-	$83,780
Money Market Fund	1,127	-	-	1,127
Total Investments	$84,907	$-	$-	$84,907

Old Mutual Analytic Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares/Face Amount (000)/ Contracts	Value (000)
Common Stock - 103.1%
Aerospace/Defense - 4.4%
General Dynamics (B)	38,179	$2,394
Lockheed Martin (B)	38,416	2,643
Raytheon (B)	11,831	536
Total Aerospace/Defense		5,573
Agricultural Chemicals - 0.0%
CF Industries Holdings	586	49
Total Agricultural Chemicals		49
Airlines - 1.1%
Southwest Airlines (B)	166,571	1,399
Total Airlines		1,399
Applications Software - 2.6%
Microsoft (B)	118,752	3,293
Total Applications Software		3,293
Auto/Truck Parts & Equipment-Original - 0.7%
Autoliv	10,847	364
Johnson Controls	22,211	531
Total Auto/Truck Parts & Equipment-Original		895
Auto-Cars/Light Trucks - 0.5%
Ford Motor*	94,511	662
Total Auto-Cars/Light Trucks		662
Beverages-Non-Alcoholic - 0.0%
Pepsi Bottling Group	2,035	76
Total Beverages-Non-Alcoholic		76
Building-Mobile Home/Manufactured Housing - 0.4%
Thor Industries	17,944	470
Total Building-Mobile Home/Manufactured Housing		470
Cable/Satellite TV - 3.4%
Comcast, Cl A (B)	259,353	3,761
DIRECTV Group* (B)	5,430	143
DISH Network, Cl A*	25,826	449
Total Cable/Satellite TV		4,353
Casino Hotels - 0.4%
Las Vegas Sands*	31,332	473
Total Casino Hotels		473
Cellular Telecommunications - 0.3%
NII Holdings* (B)	14,096	380
Total Cellular Telecommunications		380
Chemicals-Diversified - 0.2%
EI Du Pont de Nemours	8,287	264
Total Chemicals-Diversified		264
Chemicals-Specialty - 0.3%
Cabot	5,860	128
Eastman Chemical	5,924	311
Total Chemicals-Specialty		439
Coal - 0.1%
Alpha Natural Resources*	2,742	93
Total Coal		93
Commercial Banks-Central US - 0.0%
Cullen/Frost Bankers	563	26
Total Commercial Banks-Central US		26
Commercial Banks-Western US - 0.5%
Bank of Hawaii	13,529	601
Total Commercial Banks-Western US		601
Commercial Services-Finance - 1.3%
Visa, Cl A (B)	21,458	1,626
Total Commercial Services-Finance		1,626
Computer Services - 0.1%
Affiliated Computer Services, Cl A*	1,253	65
Computer Sciences*	557	28
Total Computer Services		93
Computers - 3.5%
Apple*	1,683	317
Dell*	57,061	827
Hewlett-Packard (B)	21,664	1,028
International Business Machines	18,332	2,211
Sun Microsystems*	10,270	84
Total Computers		4,467
Containers-Paper/Plastic - 0.0%
Packaging Corp of America	3,527	64
Total Containers-Paper/Plastic		64
Cosmetics & Toiletries - 0.6%
Procter & Gamble (B)	12,800	742
Total Cosmetics & Toiletries		742
Distribution/Wholesale - 1.2%
Genuine Parts	15,773	552
Tech Data* (B)	24,221	931
Total Distribution/Wholesale		1,483
Diversified Banking Institution - 0.7%
Bank of America (B)	59,103	862
Total Diversified Banking Institution		862
Diversified Manufacturing Operations - 0.4%
Illinois Tool Works	11,329	520
Total Diversified Manufacturing Operations		520
E-Commerce/Products - 0.4%
Amazon.com*	4,153	493
Total E-Commerce/Products		493
E-Commerce/Services - 1.2%
eBay* (B)	68,710	1,530
Total E-Commerce/Services		1,530
Electric Products-Miscellaneous - 0.2%
Molex	13,570	253
Total Electric Products-Miscellaneous		253
Electric-Integrated - 0.2%
Exelon	650	31
PPL (B)	6,920	204
Total Electric-Integrated		235
Electronic Components-Miscellaneous - 0.2%
Gentex	3,917	63
Jabil Circuit	16,078	215
Total Electronic Components-Miscellaneous		278
Electronic Components-Semiconductors - 5.4%
Broadcom, Cl A*	34,057	906
Intel (B)	186,277	3,560
Texas Instruments (B)	102,935	2,414
Total Electronic Components-Semiconductors		6,880
Engineering/R&D Services - 3.1%
Fluor (B)	46,225	2,053
KBR (B)	94,404	1,932
Total Engineering/R&D Services		3,985
Entertainment Software - 0.4%
Electronic Arts* (B)	26,299	480
Total Entertainment Software		480
Fiduciary Banks - 2.0%
Northern Trust (B)	50,681	2,547
Total Fiduciary Banks		2,547
Finance-Credit Card - 3.3%
American Express	63,752	2,221
Discover Financial Services	139,711	1,975
Total Finance-Credit Card		4,196
Finance-Investment Banker/Broker - 1.0%
Charles Schwab (B)	71,910	1,247
Total Finance-Investment Banker/Broker		1,247
Food-Meat Products - 1.6%
Tyson Foods, Cl A (B)	165,352	2,070
Total Food-Meat Products		2,070
Food-Miscellaneous/Diversified - 1.3%
Sara Lee	147,755	1,668
Total Food-Miscellaneous/Diversified		1,668
Food-Wholesale/Distribution - 2.7%
Sysco (B)	128,003	3,386
Total Food-Wholesale/Distribution		3,386
Forestry - 0.3%
Plum Creek Timber	10,978	343
Total Forestry		343
Gas-Distribution - 1.0%
Energen	28,172	1,236
Total Gas-Distribution		1,236
Hospital Beds/Equipment - 0.1%
Hill-Rom Holdings (B)	7,119	139
Total Hospital Beds/Equipment		139
Hotels & Motels - 0.1%
Marriott International, Cl A	3,410	85
Total Hotels & Motels		85
Independent Power Producer - 1.6%
NRG Energy* (B)	87,345	2,008
Total Independent Power Producer		2,008
Investment Management/Advisory Services - 4.5%
BlackRock (B)	10,073	2,181
Franklin Resources	3,539	370
T Rowe Price Group (B)	64,312	3,134
Total Investment Management/Advisory Services		5,685
Life/Health Insurance - 0.6%
Aflac	3,668	152
Torchmark	15,577	632
Total Life/Health Insurance		784
Machinery-Farm - 1.4%
AGCO* (B)	62,275	1,751
Total Machinery-Farm		1,751
Medical Products - 2.9%
Johnson & Johnson (B)	40,745	2,406
Stryker (B)	27,046	1,244
Total Medical Products		3,650
Medical-Biomedical/Genetic - 3.9%
Amgen*	57,676	3,099
Biogen Idec*	41,678	1,756
Gilead Sciences* (B)	3,974	169
Total Medical-Biomedical/Genetic		5,024
Medical-Drugs - 2.1%
Merck (B)	12,737	394
Pfizer (B)	101,708	1,732
Schering-Plough (B)	19,738	557
Total Medical-Drugs		2,683
Medical-HMO - 0.4%
Coventry Health Care*	7,846	156
Humana*	8,425	317
Total Medical-HMO		473
Medical-Hospitals - 0.5%
Tenet Healthcare*	121,596	623
Total Medical-Hospitals		623
Medical-Wholesale Drug Distributors - 5.6%
AmerisourceBergen (B)	113,096	2,505
Cardinal Health (B)	90,602	2,568
McKesson (B)	35,329	2,075
Total Medical-Wholesale Drug Distributors		7,148
Metal-Iron - 0.9%
Cliffs Natural Resources	32,647	1,161
Total Metal-Iron		1,161
Multimedia - 1.4%
Walt Disney (B)	65,310	1,788
Total Multimedia		1,788
Oil Companies-Exploration & Production - 3.4%
Anadarko Petroleum	14,702	896
Concho Resources*	1,232	47
Occidental Petroleum (B)	44,033	3,341
Total Oil Companies-Exploration & Production		4,284
Oil Companies-Integrated - 12.6%
Chevron (B)	67,797	5,189
Exxon Mobil (B)	80,396	5,762
Hess	35,124	1,923
Marathon Oil	15,304	489
Murphy Oil (B)	44,247	2,705
Total Oil Companies-Integrated		16,068
Oil-Field Services - 0.1%
BJ Services	3,745	72
Total Oil-Field Services		72
Paper & Related Products - 0.2%
MeadWestvaco	9,800	224
Rayonier	1,265	49
Total Paper & Related Products		273
REITs-Storage - 0.3%
Public Storage (B)	6,075	447
Total REITs-Storage		447
Retail-Apparel/Shoe - 0.3%
Gap (B)	16,437	351
Total Retail-Apparel/Shoe		351
Retail-Discount - 1.3%
Big Lots*	9,303	233
Costco Wholesale (B)	23,742	1,350
Wal-Mart Stores	1,292	64
Total Retail-Discount		1,647
Retail-Drug Store - 0.8%
Walgreen (B)	26,614	1,007
Total Retail-Drug Store		1,007
Retail-Mail Order - 0.1%
Williams-Sonoma	4,084	77
Total Retail-Mail Order		77
Retail-Restaurants - 0.1%
Starbucks*	9,682	184
Total Retail-Restaurants		184
S&L/Thrifts-Eastern US - 0.5%
Hudson City Bancorp	47,674	626
Total S&L/Thrifts-Eastern US		626
Steel-Producers - 0.0%
United States Steel	1,979	68
Total Steel-Producers		68
Super-Regional Banks-US - 2.4%
US Bancorp (B)	132,658	3,080
Total Super-Regional Banks-US		3,080
Telecommunications Equipment-Fiber Optics - 2.2%
Corning (B)	189,039	2,762
Total Telecommunications Equipment-Fiber Optics		2,762
Telephone-Integrated - 2.7%
AT&T (B)	86,980	2,233
Sprint Nextel* (B)	395,207	1,170
Total Telephone-Integrated		3,403
Tobacco - 1.3%
Philip Morris International (B)	35,439	1,678
Total Tobacco		1,678
Transport-Services - 0.2%
FedEx	4,391	319
Total Transport-Services		319
Web Portals/ISP - 0.0%
Google, Cl A*	71	38
Total Web Portals/ISP		38
Wireless Equipment - 1.6%
Motorola (B)	238,865	2,047
Total Wireless Equipment		2,047
Total Common Stock (Cost $109,126)		131,163
U.S. Treasury Obligations - 7.1%
United States Treasury Bill 0.308%, 09/23/10 (C)	$9,010	8,985
Total U.S. Treasury Obligations (Cost $8,984)		8,985
Money Market Fund - 1.5%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	1,972,941	1,973
Total Money Market Fund (Cost $1,973)		1,973
Purchase Option Contracts - 0.2%
Put Option - 0.2%
CBOE SPX Volatility Index November 2009, 100 Put Strike Price: $27.5*	1,100	248
Total Put Option		248
Total Purchase Option Contracts (Cost $234)		248
Total Investments - 111.9% (Cost $120,317)†		142,369
Securities Sold Short - (16.9)%
Aerospace/Defense - (0.3)%
TransDigm Group	(8,658)	(339)
Total Aerospace/Defense		(339)
Aerospace/Defense-Equipment - (0.3)%
BE Aerospace*	(23,065)	(409)
Total Aerospace/Defense-Equipment		(409)
Applications Software - (0.2)%
Nuance Communications*	(18,934)	(248)
Total Applications Software		(248)
Broadcast Services/Programming - (0.6)%
Liberty Media - Capital, Ser A*	(39,278)	(813)
Total Broadcast Services/Programming		(813)
Building & Construction Products-Miscellaneous - (0.3)%
Owens Corning*	(14,879)	(329)
Total Building & Construction Products-Miscellaneous		(329)
Building-Residential/Commercial - (0.3)%
KB Home	(12,550)	(178)
Toll Brothers*	(9,394)	(163)
Total Building-Residential/Commercial		(341)
Commercial Banks-Southern US - (0.3)%
First Horizon National*	(31,526)	(373)
Total Commercial Banks-Southern US		(373)
Commercial Banks-Western US - (0.2)%
Zions Bancorporation	(22,324)	(316)
Total Commercial Banks-Western US		(316)
Commercial Services - (0.2)%
Weight Watchers International	(11,003)	(292)
Total Commercial Services		(292)
Dialysis Centers - (0.2)%
DaVita*	(3,570)	(189)
Total Dialysis Centers		(189)
Electronic Components-Semiconductors - (0.8)%
Rambus*	(62,071)	(993)
Total Electronic Components-Semiconductors		(993)
Finance-Consumer Loans - (0.7)%
SLM*	(93,653)	(908)
Total Finance-Consumer Loans		(908)
Finance-Investment Banker/Broker - (0.2)%
Jefferies Group	(6,348)	(166)
Lazard, Cl A	(3,418)	(129)
Total Finance-Investment Banker/Broker		(295)
Financial Guarantee Insurance - (0.1)%
MBIA*	(30,441)	(124)
Total Financial Guarantee Insurance		(124)
Investment Management/Advisory Services - (0.6)%
Legg Mason	(27,075)	(788)
Total Investment Management/Advisory Services		(788)
Life/Health Insurance - (0.4)%
Protective Life	(28,502)	(549)
Total Life/Health Insurance		(549)
Machinery-General Industry - (0.2)%
Manitowoc	(23,468)	(213)
Total Machinery-General Industry		(213)
Medical-Biomedical/Genetic - (1.7)%
Dendreon*	(24,030)	(607)
United Therapeutics*	(1,516)	(64)
Vertex Pharmaceuticals*	(44,279)	(1,486)
Total Medical-Biomedical/Genetic		(2,157)
Medical-Drugs - (1.1)%
King Pharmaceuticals*	(143,530)	(1,454)
Total Medical-Drugs		(1,454)
Medical-Generic Drugs - (0.1)%
Perrigo	(3,145)	(117)
Total Medical-Generic Drugs		(117)
Multi-line Insurance - (0.3)%
Genworth Financial, Cl A	(22,742)	(242)
Hartford Financial Services Group	(5,543)	(136)
Total Multi-line Insurance		(378)
Multimedia - (0.2)%
Liberty Media - Entertainment, Ser A*	(7,931)	(244)
Total Multimedia		(244)
Oil Companies-Exploration & Production - (2.9)%
EXCO Resources	(7,826)	(122)
Forest Oil*	(34,105)	(668)
Newfield Exploration*	(10,137)	(416)
Plains Exploration & Production*	(42,560)	(1,128)
Quicksilver Resources*	(73,746)	(900)
SandRidge Energy*	(41,365)	(423)
Total Oil Companies-Exploration & Production		(3,657)
Oil-Field Services - (0.2)%
Exterran Holdings*	(13,244)	(271)
Total Oil-Field Services		(271)
Pipelines - (1.2)%
El Paso	(160,647)	(1,576)
Total Pipelines		(1,576)
Property/Casualty Insurance - (0.5)%
Markel*	(1,436)	(463)
OneBeacon Insurance Group, Cl A	(10,626)	(127)
Total Property/Casualty Insurance		(590)
Real Estate Management/Services - (0.1)%
CB Richard Ellis Group, Cl A*	(15,885)	(164)
Total Real Estate Management/Services		(164)
S&L/Thrifts-Western US - (0.2)%
Washington Federal	(12,655)	(217)
Total S&L/Thrifts-Western US		(217)
Semiconductor Components-Integrated Circuits - (0.4)%
Cypress Semiconductor*	(57,951)	(489)
Total Semiconductor Components-Integrated Circuits		(489)
Telecommunications Equipment-Fiber Optics - (0.6)%
Ciena*	(65,355)	(767)
Total Telecommunications Equipment-Fiber Optics		(767)
Transport-Marine - (0.2)%
Teekay	(11,837)	(246)
Total Transport-Marine		(246)
X-Ray Equipment - (1.3)%
Hologic*	(108,038)	(1,597)
Total X-Ray Equipment		(1,597)
Total Securities Sold Short (Proceeds received $(19,351))		(21,443)
Written Option Contracts - (1.8)%
Call Option - (1.6)%
KBW Bank Index November 2009, 100 Call Strike Price: $50*	(920)	(18)
Philadelphia Housing Index November 2009, 100 Call Strike Price: $105*	(365)	(26)
ISE SINdex November 2009, 100 Call Strike Price: $110*	(325)	(18)
ISE SINdex November 2009, 100 Call Strike Price: $115*	(190)	(6)
Morgan Stanley Cyclical Index November 2009, 100 Call Strike Price: $740*	(25)	(38)
Morgan Stanley Cyclical Index November 2009, 100 Call Strike Price: $750*	(20)	(24)
ISE U.S. Regional Banks Index November 2009, 100 Call Strike Price: $20*	(1,745)	(79)
S&P 400 Midcap Index November 2009, 100 Call Strike Price: $690*	(85)	(57)
Nasdaq 100 Stock Index November 2009, 100 Call Strike Price: $1,700*	(60)	(142)
Oil Service Sector Index November 2009, 100 Call Strike Price: $210*	(255)	(40)
S&P 600 Small Cap Index November 2009, 100 Call Strike Price: $330*	(205)	(18)
Philadelphia SemiConductor Index November 2009, 100 Call Strike Price: $310*	(135)	(61)
S&P 500 Index November 2009, 100 Call Strike Price: $1,055*	(135)	(205)
S&P 500 Index November 2009, 100 Call Strike Price: $1,075*	(400)	(332)
S&P 500 Index December 2009, 100 Call Strike Price: $1,050*	(200)	(600)
S&P 500 Index December 2009, 100 Call Strike Price: $1,075*	(150)	(308)
Total Call Option		(1,972)
Put Option - (0.2)%
CBOE SPX Volatility Index December 2009, 100 Put Strike Price: $27.5*	(1,100)	(314)
Total Put Option		(314)
Total Written Option Contracts (Proceeds received $(4,739))		(2,286)
Other Assets and Liabilities, Net - 6.8%		8,586
Total Net Assets - 100.0%		$127,226

The Fund had the following futures contracts open as of October 31, 2009:

				Unrealized
		Contract		Appreciation
	Number of	Value	Expiration	(Depreciation)
Contract Description	Contracts	(000)	Date	(000)
Long Positions:
CAC 40 Index Future	202	10,671	11/20/2009	$(689)
FTSE 100 Index Future	82	6,730	12/18/2009	15
Hang Seng Index Future	36	5,024	11/27/2009	(115)
IBEX 35 Index Future	65	10,850	11/20/2009	(207)
S&P 500 EMINI Index Future	228	11,776	12/18/2009	5
S&P MIB Index Future	21	3,400	12/18/2009	(89)
Short Positions:
AEX Index Future	(123)	(10,915)	11/20/2009	672
DAX Index Future	(17)	(3,380)	12/18/2009	142
OMXS30 Index Future	(222)	(2,953)	11/20/2009	(106)
S&P/TSE 60 Index Future	(49)	(5,848)	12/17/2009	168
SPI 200 Index Future	(96)	(9,989)	12/17/2009	(60)
TOPIX Index Future	(43)	(4,271)	12/10/2009	51
				$(213)

As of October 31, 2009, the Fund had the following forward foreign currency contracts outstanding:

						Unrealized
						Appreciation
	Settlement	Currency		Currency		(Depreciation)
Counterparty	Date	to Deliver		to Receive		(000)
Morgan Stanley & Co	12/16/09	USD	(22,979,160)	AUD	27,000,000	$1,208
Morgan Stanley & Co	12/16/09	USD	(1,853,465)	CAD	2,000,000	(5)
Morgan Stanley & Co	12/16/09	USD	(7,758,328)	CHF	8,000,000	45
Morgan Stanley & Co	12/16/09	USD	(1,463,838)	EUR	1,000,000	7
Morgan Stanley & Co	12/16/09	USD	(6,371,392)	GBP	4,000,000	191
Morgan Stanley & Co	12/16/09	USD	(17,416,862)	JPY	1,600,000,000	366
Morgan Stanley & Co	12/16/09	USD	(13,391,587)	NOK	80,000,000	563
Morgan Stanley & Co	12/16/09	USD	(14,189,832)	SEK	100,000,000	(82)
Morgan Stanley & Co	12/16/09	AUD	(3,000,000)	USD	2,594,280	(93)
Morgan Stanley & Co	12/16/09	CAD	(25,000,000)	USD	23,065,497	(45)
Morgan Stanley & Co	12/16/09	CHF	(14,000,000)	USD	13,423,591	(231)
Morgan Stanley & Co	12/16/09	EUR	(16,000,000)	USD	23,260,880	(280)
Morgan Stanley & Co	12/16/09	GBP	(1,000,000)	USD	1,663,210	23
Morgan Stanley & Co	12/16/09	JPY	(800,000,000)	USD	8,973,841	82
Morgan Stanley & Co	12/16/09	NZD	(15,000,000)	USD	10,527,960	(192)
Morgan Stanley & Co	12/16/09	SEK	(20,000,000)	USD	2,859,982	38
						$1,595

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.
(B) - All or portion of this security is held as cover for securities sold short, forward foreign currency contracts or open written option contracts.
(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported represents the effective yield at the time of purchase.

Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $120,317 (000), and the unrealized appreciation and depreciation were $24,048 (000) and $(1,996) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161") - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, financial performance, and cash flows.

The following is a summary of the fair values by risk exposure category of derivative instruments as of October 31, 2009:

	Asset	Liability
	derivatives	derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Fair value (000)	Fair value (000)
Equity contracts	$1,301 ††	$(3,552	) ††
Foreign exchange contracts	2,523	(928)
Total	$3,824	$(4,480)
†† Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedule of Investments.

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$131,163	$-	$-	$131,163
U.S. Treasury Obligations	-	8,985	-	8,985
Money Market Fund	1,973	-	-	1,973
Purchase Option Contracts	248	-	-	248
Securities Sold Short
Securities Sold Short	(21,443)	-	-	(21,443)
Other Financial Instruments
Futures Contracts*	(213)	-	-	(213)
Written Option Contracts	(2,286)	-	-	(2,286)
Forward Foreign Currency Contracts*	-	1,595	-	1,595
Total Investments	$109,442	$10,580	$-	$120,022
* Futures contracts and forward foreign currency contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Analytic Global Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Money Market Fund - 97.2%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	2,004,783	$2,005
Total Money Market Fund (Cost $2,005)		2,005
Total Investments - 97.2% (Cost $2,005)		2,005
Other Assets and Liabilities, Net - 2.8%		57
Total Net Assets - 100%		$2,062

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Money Market Fund	$2,005	$-	$-	$2,005
Total Investments	$2,005	$-	$-	$2,005

On October 22, 2009, the Board of Trustees of Old Mutual Funds I approved the liquidation of the Fund. The final liquidating distribution to shareholders was made on November 9, 2009.

Old Mutual China Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 90.8%
Alternative Waste Technologies - 2.7%
China Everbright International	2,707,000	$1,226
Total Alternative Waste Technologies		1,226
Auto-Cars/Light Trucks - 1.4%
Dongfeng Motor Group, Cl H	522,000	621
Total Auto-Cars/Light Trucks		621
Building & Construction-Miscellaneous - 1.7%
China State Construction International Holdings	1,948,800	783
Total Building & Construction-Miscellaneous		783
Building Products-Cement/Aggregate - 1.3%
Anhui Conch Cement, Cl H	36,000	233
China Resources Cement Holdings*	714,000	344
Total Building Products-Cement/Aggregate		577
Building-Heavy Construction - 1.5%
China Railway Construction, Cl H	260,000	345
China Railway Group, Cl H*	453,000	357
Total Building-Heavy Construction		702
Cellular Telecommunications - 6.2%
China Mobile	245,400	2,300
China Unicom	448,000	570
Total Cellular Telecommunications		2,870
Coal - 2.9%
China Shenhua Energy, Cl H	299,500	1,344
Total Coal		1,344
Commercial Banks Non-US - 19.5%
Bank of China, Cl H	4,436,000	2,573
China Construction Bank, Cl H	3,487,000	3,006
Industrial & Commercial Bank of China, Cl H	4,242,500	3,375
Total Commercial Banks Non-US		8,954
Computers-Peripheral Equipment - 1.2%
TPV Technology	854,000	560
Total Computers-Peripheral Equipment		560
Diversified Operations - 3.7%
China Resources Enterprise	172,000	576
Guangdong Investment	440,000	230
Shanghai Industrial Holdings	189,000	888
Total Diversified Operations		1,694
E-Commerce/Services - 1.0%
Alibaba.com	195,500	450
Total E-Commerce/Services		450
Electric-Generation - 2.3%
China Resources Power Holdings	149,600	310
Huaneng Power International, Cl H	1,150,000	734
Total Electric-Generation		1,044
Electronic Components-Miscellaneous - 2.2%
AAC Acoustic Technologies Holdings	818,000	1,026
Total Electronic Components-Miscellaneous		1,026
Feminine Health Care Products - 0.6%
Hengan International Group	46,000	296
Total Feminine Health Care Products		296
Food-Meat Products - 0.5%
Shenguan Holdings Group*	354,800	211
Total Food-Meat Products		211
Food-Retail - 2.0%
Beijing Jingkelong, Cl H	586,040	434
Lianhua Supermarket Holdings, Cl H	229,000	491
Total Food-Retail		925
Gas-Distribution - 1.1%
China Resources Gas Group (B)	518,000	501
Total Gas-Distribution		501
Gold Mining - 0.6%
Zhaojin Mining Industry, Cl H	168,000	294
Total Gold Mining		294
Life/Health Insurance - 6.4%
China Life Insurance, Cl H	638,000	2,933
Total Life/Health Insurance		2,933
Machinery-General Industry - 1.0%
Shanghai Electric Group, Cl H	964,000	454
Total Machinery-General Industry		454
Medical-Drugs - 0.6%
Lijun International Pharmaceutical Holding	2,025,000	285
Total Medical-Drugs		285
Metal-Aluminum - 0.7%
Aluminum Corp of China, Cl H	300,000	327
Total Metal-Aluminum		327
Oil Companies-Exploration & Production - 6.2%
CNOOC	1,581,000	2,368
CNPC	480,000	507
Total Oil Companies-Exploration & Production		2,875
Oil Companies-Integrated - 1.9%
China Petroleum & Chemical, Cl H	1,039,000	881
Total Oil Companies-Integrated		881
Oil Field Machinery & Equipment - 1.1%
Anhui Tianda Oil Pipe, Cl H	1,155,000	519
Total Oil Field Machinery & Equipment		519
Oil-Field Services - 0.5%
China Oilfield Services, Cl H	195,000	211
Total Oil-Field Services		211
Paper & Related Products - 2.5%
Lee & Man Paper Manufacturing	354,000	698
Nine Dragons Paper Holdings	305,000	434
Total Paper & Related Products		1,132
Pipelines - 2.1%
China Gas Holdings	2,404,000	963
Total Pipelines		963
Public Thoroughfares - 2.1%
Jiangsu Expressway, Cl H	1,111,000	988
Total Public Thoroughfares		988
Real Estate Operation/Development - 3.4%
Cheung Kong Holdings	28,000	355
China Overseas Land & Investment	189,620	409
China Resources Land	200,000	483
Sun Hung Kai Properties	21,000	318
Total Real Estate Operation/Development		1,565
Retail-Apparel/Shoe - 0.6%
Anta Sports Products	230,000	277
Total Retail-Apparel/Shoe		277
Retail-Major Department Store - 0.7%
Parkson Retail Group	198,500	321
Total Retail-Major Department Store		321
Retail-Perfume&Cosmetics - 2.6%
SA SA International Holdings	2,414,000	1,200
Total Retail-Perfume&Cosmetics		1,200
Steel-Producers - 1.0%
Angang Steel, Cl H	164,000	302
Maanshan Iron & Steel, Cl H	274,000	165
Total Steel-Producers		467
Telecommunications Services - 1.1%
China Telecom, Cl H	1,176,000	520
Total Telecommunications Services		520
Textile-Apparel - 0.9%
Shenzhou International Group Holdings	397,000	423
Total Textile-Apparel		423
Transport-Rail - 0.9%
MTR	114,000	404
Total Transport-Rail		404
Wireless Equipment - 2.1%
Comba Telecom Systems Holdings	951,720	973
Total Wireless Equipment		973
Total Common Stock (Cost $31,197)		41,796
Money Market Fund - 2.5%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	1,144,338	1,144
Total Money Market Fund (Cost $1,144)		1,144
Total Investments - 93.3% (Cost $32,341)†		42,940
Other Assets and Liabilities, Net - 6.7%		3,068
Total Net Assets - 100.0%		$46,008

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.
(B) - Security fair valued using methods determined in good faith according to procedures adopted by the Valuation Committee designated by the Board of Trustees. On October 31, 2009, the aggregate value of these securities was $501 (000), representing 1.1% of the net assets of the Old Mutual China Fund.

Cl - Class

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $32,341 (000), and the unrealized appreciation and depreciation were $10,906 (000) and $(307) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$555	$40,740	$501	$41,796
Money Market Fund	1,144	-	-	1,144
Total Investments	$1,699	$40,740	$501	$42,940

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of July 31, 2009	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Accrued discounts/premiums	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	501
Balance as of October 31, 2009	$501

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Copper Rock Emerging Growth Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 92.1%
Aerospace/Defense - 2.6%
TransDigm Group	44,217	$1,732
Total Aerospace/Defense		1,732
Applications Software - 1.0%
Red Hat*	24,338	628
Total Applications Software		628
Audio/Video Products - 1.1%
TiVo*	67,723	737
Total Audio/Video Products		737
Auto/Truck Parts & Equipment-Replacement - 0.5%
Exide Technologies*	57,350	351
Total Auto/Truck Parts & Equipment-Replacement		351
Casino Hotels - 0.7%
Melco Crown Entertainment ADR*	89,051	442
Total Casino Hotels		442
Chemicals-Diversified - 1.3%
Solutia*	76,034	836
Total Chemicals-Diversified		836
Chemicals-Specialty - 0.9%
Lubrizol	8,584	571
Total Chemicals-Specialty		571
Coffee - 2.7%
Green Mountain Coffee Roasters*	26,181	1,742
Total Coffee		1,742
Commercial Services - 3.0%
Alliance Data Systems*	26,939	1,481
Ticketmaster Entertainment*	51,095	493
Total Commercial Services		1,974
Commercial Services-Finance - 0.7%
SEI Investments	24,968	436
Total Commercial Services-Finance		436
Communications Software - 0.8%
SolarWinds*	30,465	542
Total Communications Software		542
Computer Services - 4.0%
3PAR*	62,964	592
Cognizant Technology Solutions, Cl A*	30,899	1,194
SYKES Enterprises*	17,133	407
VanceInfo Technologies ADR*	28,104	424
Total Computer Services		2,617
Consulting Services - 0.5%
Verisk Analytics, Cl A*	13,043	358
Total Consulting Services		358
Data Processing/Management - 0.9%
CommVault Systems*	30,400	599
Total Data Processing/Management		599
Decision Support Software - 2.3%
MSCI, Cl A*	48,764	1,482
Total Decision Support Software		1,482
Diagnostic Kits - 0.6%
Inverness Medical Innovations*	11,116	422
Total Diagnostic Kits		422
Disposable Medical Products - 0.6%
Merit Medical Systems*	23,547	400
Total Disposable Medical Products		400
E-Commerce/Services - 2.0%
priceline.com*	8,157	1,287
Total E-Commerce/Services		1,287
Educational Software - 0.8%
Blackboard*	14,126	501
Total Educational Software		501
Electronic Components-Semiconductors - 1.1%
Rovi*	25,661	707
Total Electronic Components-Semiconductors		707
Enterprise Software/Services - 0.7%
JDA Software Group*	21,954	436
Total Enterprise Software/Services		436
E-Services/Consulting - 0.9%
GSI Commerce*	30,269	574
Total E-Services/Consulting		574
Finance-Consumer Loans - 0.7%
Portfolio Recovery Associates*	9,544	440
Total Finance-Consumer Loans		440
Finance-Investment Banker/Broker - 2.6%
Greenhill	7,674	662
MF Global*	149,070	1,061
Total Finance-Investment Banker/Broker		1,723
Hotels & Motels - 1.6%
Wyndham Worldwide	63,720	1,086
Total Hotels & Motels		1,086
Human Resources - 3.5%
Monster Worldwide*	65,222	947
Robert Half International	41,378	960
SuccessFactors*	27,411	419
Total Human Resources		2,326
Industrial Audio & Video Products - 1.6%
Dolby Laboratories, Cl A*	25,817	1,083
Total Industrial Audio & Video Products		1,083
Internet Application Software - 1.4%
DealerTrack Holdings*	55,804	920
Total Internet Application Software		920
Internet Infrastructure Software - 1.2%
F5 Networks*	17,205	772
Total Internet Infrastructure Software		772
Internet Security - 0.8%
Blue Coat Systems*	24,530	547
Total Internet Security		547
Investment Management/Advisory Services - 1.5%
Affiliated Managers Group*	15,385	977
Total Investment Management/Advisory Services		977
Lasers-Systems/Components - 1.7%
Cymer*	32,434	1,111
Total Lasers-Systems/Components		1,111
Machine Tools & Related Products - 1.5%
Kennametal	41,433	976
Total Machine Tools & Related Products		976
Machinery-Construction & Mining - 5.4%
Bucyrus International	38,629	1,716
Terex*	90,555	1,831
Total Machinery-Construction & Mining		3,547
Machinery-General Industry - 1.0%
Roper Industries	12,458	630
Total Machinery-General Industry		630
Medical Information Systems - 0.6%
Cerner*	5,265	400
Total Medical Information Systems		400
Medical Instruments - 2.7%
Beckman Coulter	7,379	475
Conceptus*	49,485	868
Edwards Lifesciences*	5,366	413
Total Medical Instruments		1,756
Medical Products - 0.7%
Cyberonics*	30,096	435
Total Medical Products		435
Medical-Biomedical/Genetic - 2.3%
Alnylam Pharmaceuticals*	16,511	281
Dendreon*	18,079	457
Emergent Biosolutions*	18,654	269
Vertex Pharmaceuticals*	15,572	523
Total Medical-Biomedical/Genetic		1,530
Medical-Drugs - 1.7%
Medivation*	20,119	513
Savient Pharmaceuticals*	28,007	353
Vanda Pharmaceuticals*	23,718	242
Total Medical-Drugs		1,108
Medical-Outpatient/Home Medical - 0.7%
Lincare Holdings*	15,100	474
Total Medical-Outpatient/Home Medical		474
Networking Products - 2.1%
Polycom*	65,039	1,396
Total Networking Products		1,396
Oil & Gas Drilling - 2.2%
Atlas Energy	24,928	653
Rowan	35,040	815
Total Oil & Gas Drilling		1,468
Oil Companies-Exploration & Production - 4.1%
Comstock Resources*	20,897	859
Concho Resources*	18,827	717
Swift Energy*	14,538	308
Whiting Petroleum*	14,438	814
Total Oil Companies-Exploration & Production		2,698
Oil-Field Services - 1.7%
Superior Energy Services*	50,667	1,095
Total Oil-Field Services		1,095
Patient Monitoring Equipment - 0.5%
Insulet*	30,719	341
Total Patient Monitoring Equipment		341
Pharmacy Services - 0.3%
SXC Health Solutions*	5,073	232
Total Pharmacy Services		232
Physician Practice Management - 0.5%
IPC The Hospitalist*	11,343	344
Total Physician Practice Management		344
Printing-Commercial - 0.6%
VistaPrint*	7,877	402
Total Printing-Commercial		402
Rental Auto/Equipment - 0.9%
Dollar Thrifty Automotive Group*	31,016	574
Total Rental Auto/Equipment		574
Retail-Apparel/Shoe - 2.7%
Guess?	18,215	666
Gymboree*	12,007	511
Men's Wearhouse	24,843	576
Total Retail-Apparel/Shoe		1,753
Retail-Automobile - 0.5%
Sonic Automotive, Cl A	40,634	363
Total Retail-Automobile		363
Retail-Catalog Shopping - 0.6%
Coldwater Creek*	65,206	375
Total Retail-Catalog Shopping		375
Retail-Jewelry - 1.9%
Fuqi International*	11,074	227
Tiffany	25,301	994
Total Retail-Jewelry		1,221
Retail-Restaurants - 0.8%
Chipotle Mexican Grill, Cl B*	6,557	524
Total Retail-Restaurants		524
Retail-Sporting Goods - 0.4%
Zumiez*	21,806	294
Total Retail-Sporting Goods		294
Schools - 1.7%
DeVry	12,218	676
Grand Canyon Education*	25,874	420
Total Schools		1,096
Semiconductor Components-Integrated Circuits - 1.6%
Power Integrations	21,538	672
TriQuint Semiconductor*	66,885	361
Total Semiconductor Components-Integrated Circuits		1,033
Semiconductor Equipment - 1.4%
Aixtron ADR	16,260	482
KLA-Tencor	13,300	432
Total Semiconductor Equipment		914
Software Tools - 0.8%
ArcSight*	20,085	496
Total Software Tools		496
Telecommunications Equipment-Fiber Optics - 0.4%
Finisar*	35,427	264
Total Telecommunications Equipment-Fiber Optics		264
Transport-Air Freight - 0.7%
Atlas Air Worldwide Holdings*	18,103	476
Total Transport-Air Freight		476
Transport-Marine - 0.8%
Genco Shipping & Trading	25,025	498
Total Transport-Marine		498
Transport-Services - 0.8%
HUB Group, Cl A*	21,228	528
Total Transport-Services		528
Web Hosting/Design - 0.6%
Rackspace Hosting*	24,457	410
Total Web Hosting/Design		410
Wireless Equipment - 0.6%
Aruba Networks*	50,973	399
Total Wireless Equipment		399
Total Common Stock (Cost $55,984)		60,409
Investment Company - 2.9%
Growth-Small Cap - 2.9%
iShares Russell 2000 Growth Index Fund	31,451	1,922
Total Growth-Small Cap		1,922
Total Investment Company (Cost $1,959)		1,922
Money Market Fund - 3.8%
Dreyfus Cash Management Fund, Institutional Class, 0.123% (A)	2,468,433	2,468
Total Money Market Fund (Cost $2,468)		2,468
Total Investments - 98.8% (Cost $60,411)†		64,799
Other Assets and Liabilities, Net - 1.2%		790
Total Net Assets - 100.0%		$65,589

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2009.

ADR - American Depositary Receipt
Cl - Class

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $60,411 (000), and the unrealized appreciation and depreciation were $7,217 (000) and $(2,829) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$60,409	$-	$-	$60,409
Investment Company	1,922	-	-	1,922
Money Market Fund	2,468	-	-	2,468
Total Investments	$64,799	$-	$-	$64,799

Old Mutual International Bond Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value
Other Assets and Liabilities, Net -100%		$146
Total Net Assets - 100%		$146

On September 23, 2009, the Board of Trustees of Old Mutual Funds I approved the liquidation of the Fund. The final liquidating distribution to shareholders was made on November 9, 2009.

Old Mutual International Equity Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 1.0%
B2B/E-Commerce - 0.0%
Global Sources*	319	$2
Total B2B/E-Commerce		2
Commercial Banks Non-US - 0.1%
Bank of Nova Scotia	1,300	54
Total Commercial Banks Non-US		54
Electronic Components-Miscellaneous - 0.1%
NAM TAI Electronics	14,900	83
Total Electronic Components-Miscellaneous		83
Paper & Related Products - 0.1%
Cascades	14,700	95
Total Paper & Related Products		95
Retail-Convenience Store - 0.7%
Alimentation Couche Tard	25,900	455
Total Retail-Convenience Store		455
Total Common Stock (Cost $562)		689
Foreign Common Stock - 97.1%
Australia - 4.8%
Aditya Birla Minerals*	41,099	46
Caltex Australia	966	9
Commonwealth Bank of Australia	26,223	1,212
OceanaGold*	86,913	88
Pan Pacific Petroleum	44,998	17
RCR Tomlinson	31,969	32
RHG*	87,115	55
Rio Tinto	13,009	721
Santos	77,933	1,039
Sigma Pharmaceuticals	132,737	111
Total Australia		3,330
Austria - 0.7%
Eco Business-Immobilien*	2,797	18
Mayr Melnhof Karton	509	48
OMV	10,028	413
Telekom Austria	200	3
Voestalpine	127	4
Total Austria		486
Belgium - 0.9%
Barco*	4,705	189
Compagnie d'Entreprises	1,406	80
Deceuninck Plastics*	11,438	23
D'ieteren	718	260
Euronav	40	1
Kinepolis Group	940	38
Recticel	3,376	25
Tessenderlo Chemie	330	12
Total Belgium		628
Canada - 2.5%
CGI Group, Cl A*	23,920	292
Metro, Cl A	100	3
Northgate Minerals*	8,164	21
QLT*	24,800	84
Royal Bank of Canada	15,500	785
Toronto-Dominion Bank	9,300	530
Total Canada		1,715
China - 0.1%
Pacific Textile Holdings	100,000	49
SunVic Chemical Holdings	8,000	1
Total China		50
Denmark - 1.0%
Danisco A/S	3,718	232
Danske Bank A/S*	600	14
FLSmidth A/S, Cl B*	7,971	422
Monberg & Thorsen A/S, Cl B	186	9
PER Aarsleff A/S, Cl B	283	30
Total Denmark		707
Finland - 1.0%
Fiskars OYJ ABP	110	2
Stora Enso OYJ, Cl R	93,630	709
Total Finland		711
France - 7.4%
Arkema	5,683	217
AXA	75	2
BNP Paribas	15,069	1,135
Bouygues	6,531	308
Cap Gemini	2,199	102
Cegid Group	917	21
CNP Assurances	280	27
Devoteam	781	22
ECA	846	17
Etam Developement*	707	15
Groupe Steria SCA	14,228	425
LDC	129	15
Mr Bricolage	203	4
NetGem	4,971	23
Parrot*	8,935	123
Sanofi-Aventis	23,354	1,712
Sequana	2,861	34
Societe Generale	14,066	934
Tessi	257	19
Total France		5,155
Germany - 10.7%
ADVA AG Optical Networking*	11,956	42
Allianz SE	9,110	1,044
Amadeus Fire	800	16
BASF SE	20,907	1,119
Bavaria Industriekapital	925	13
Bayer	10,067	698
Cewe Color Holding	836	29
Deutsche Bank	13,746	999
Deutsche Lufthansa	53,506	826
Deutsche Post	47,541	804
E.ON	37,865	1,451
Freenet*	62	1
Infineon Technologies*	3,469	16
Koenig & Bauer*	565	10
Loewe	1,348	17
Medion	1,221	13
MTU Aero Engines Holding	1,486	68
Rheinmetall	2,323	126
TUI	11,400	79
VTG	10,502	145
Total Germany		7,516
Greece - 0.7%
National Bank of Greece*	5,961	218
OPAP	10,780	274
Total Greece		492
Hong Kong - 4.2%
Allied Properties	120,000	19
Amax Holdings	5,922,000	159
Champion Technology Holdings	6,316,000	209
CLP Holdings	175,500	1,176
Courage Marine Group	17,000	2
Dickson Concepts International	67,000	31
DMX Technologies Group*	131,000	41
Hutchison Whampoa	137,000	962
Jardine Strategic Holdings	14,500	252
Keck Seng Investments	24,900	12
Pacific Basin Shipping	15,373	11
Regal Hotels International Holdings	32,400	12
Tai Fook Securities Group	28,000	12
Victory City International Holdings	228,000	32
Wing On Co International	7,000	9
Total Hong Kong		2,939
Italy - 2.3%
Banca Popolare dell'Emilia Romagna	169	2
Cementir Holding	12,090	55
De'Longhi	6,503	28
Enel	228,727	1,361
Engineering Ingegneria Informatica*	1,424	51
Exor	26	1
Italmobiliare*	879	42
Milano Assicurazioni	521	2
Permasteelisa	2,900	55
Seat Pagine Gialle	134,996	38
Total Italy		1,635
Japan - 25.7%
Aichi Machine Industry	9,000	27
Aisan Industry	16,400	121
Alfresa Holdings	400	17
Allied Telesis Holdings*	15,800	8
Alpine Electronics	500	5
Amiyaki Tei	9	19
Ando	12,000	16
Arakawa Chemical Industries	5,500	68
Argo Graphics	1,700	19
Artnature	5,600	43
Asahi Industries	15	33
Astellas Pharma	30,600	1,127
Bando Chemical Industries	10,000	28
Canon	50	2
Chimney	500	8
Chubu Steel Plate	12,700	82
Cleanup	3,800	27
Combi	1,500	10
Crescendo Investment	29	45
Dai Nippon Printing	10,000	125
Daido Kogyo	8,000	13
Daihatsu Diesel Manufacturing	4,000	17
Daiichi Jitsugyo	4,000	12
Daiichi Kigenso Kagaku-Kogyo	1,800	58
Daiichikosho	4,200	49
Daishinku	3,000	10
Daito Bank	13,000	10
Daito Trust Construction	3,100	129
East Japan Railway	8,300	532
Elematec	1,900	19
Faith	913	109
Fuji Electronics	1,800	16
Fuji Media Holdings	120	176
Fuji Soft	3,200	55
Fujifilm Holdings	34,600	984
Fujimori Kogyo	1,400	20
Fujitsu	122,100	719
Fujitsu Frontech	300	3
Fukuda Denshi	2,400	63
Hakuto	2,700	24
Haruyama Trading	1,500	7
Haseko*	500	-
Hazama	26,300	28
Hibiya Engineering	4,200	36
HIS	700	15
Hitachi	262,000	846
Hitachi Cable	19,000	51
Hitachi Medical	3,636	35
Hochiki	3,000	17
Idemitsu Kosan	2,000	147
Imasen Electric Industrial	2,584	33
Inaba Seisakusho	1,600	16
INES	7,500	57
Iwatani	48,000	144
Japan Automobile Auction	14	14
JBCC Holdings	5,200	36
JFE Shoji Holdings	24,000	87
JMS	3,000	13
Joban Kosan	9,000	15
Kamei	3,000	16
Kanematsu Electronics	2,300	21
Kawasumi Laboratories	10,000	70
Koike Sanso Kogyo	6,000	17
Komatsu Seiren	13,000	51
Konishi	1,900	18
Kowa Spinning	4,000	15
Kyodo Printing	12,000	34
Leopalace21	14,700	80
Marubeni	116,000	574
Marubun	2,100	11
Mercian	10,000	24
Mimasu Semiconductor Industry	1,500	19
Mitani	500	3
Mitsui	43,800	575
Mitsui Home	2,000	11
Mr Max	3,500	17
Nagase	5,000	61
Namura Shipbuilding	17,400	101
NEC Networks & System Integration	5,600	68
NIC	9,500	52
Nichireki	8,000	34
NIFTY	10	8
Nihon Unisys	6,000	51
Nihon Yamamura Glass	19,000	60
Nippo	15,000	116
Nippon Express	48,000	197
Nippon Road	3,000	6
Nippon Steel	700	3
Nippon Steel Trading	1,000	2
NIS Group*	24,600	10
Nishimatsu Construction	40,000	61
Nissan Motor	145,400	1,052
Nisshin Fudosan	2,900	16
Nissin Sugar Manufacturing	7,000	15
Nittetsu Mining	11,000	59
Noevir	3,000	32
Nojima	1,300	12
NTT	28,400	1,172
NTT Data	229	659
Ohsho Food Service	1,000	29
Piolax	1,200	20
Pressance	8	16
Relo Holdings	4,100	64
Riken Technos	8,000	19
Roland	1,800	19
Ryoden Trading	2,000	11
Ryosan	1,800	43
Ryoyo Electro	13,400	110
S Foods	2,500	23
Sakata INX	15,000	58
Sanwa Holdings	24,000	66
Sapporo Hokuyo Holdings	11,000	37
Satori Electric	2,400	15
Seika	9,000	21
Seino Holdings	17,000	126
Shidax	5,000	19
Shinsei Bank*	5,000	7
Shinsho	3,000	5
Shiroki	10,000	16
Shoko	11,000	14
Sinanen	3,000	16
Sintokogio	7,900	56
Soft99	2,400	14
Sony	35,400	1,045
Sorun	4,700	24
Studio Alice	9,700	99
Sumikin Bussan	2,000	4
Sumitomo	58,300	566
Sumitomo Electric Industries	34,000	413
Sumitomo Mitsui Financial Group	19,700	670
Sumitomo Pipe & Tube	14,800	84
SystemPro	50	24
T&K Toka	1,500	18
Taikisha	2,402	30
Takagi Securities	9,000	16
Takeuchi Manufacturing	2,500	26
Techno Ryowa	1,200	6
Teikoku Sen-I	4,000	23
Toa Oil	11,000	14
Token	1,200	38
Tomoe	9,900	24
Toppan Printing	27,000	241
Topy Industries	61,000	118
Torii Pharmaceutical	4,900	95
Toshiba TEC	21,000	85
Totetsu Kogyo	29,000	170
Toyo Kohan	3,000	15
Toyota Tsusho	31,500	450
Toys R Us*	4,800	31
Trancom	3,700	66
Ube Material Industries	2,000	5
Universe	700	11
Usen	3,332	3
Watabe Wedding	3,900	50
Yamato Holdings	55,000	811
Yasunaga	2,100	7
Yellow Hat	2,700	26
Zojirushi	18,000	36
Total Japan		18,016
Luxembourg - 0.1%
Regus	47,365	79
Total Luxembourg		79
Netherlands - 8.6%
Accell Group	931	45
EADS	37,352	699
Gamma Holding*	57	1
Heijmans*	79	1
ING Groep	48,799	635
Nutreco Holding	119	6
OCE	9,746	62
Royal Dutch Shell, Cl A	88,629	2,628
Teleplan International*	8,436	21
TNT	53	1
Unilever	62,789	1,935
Total Netherlands		6,034
New Zealand - 0.0%
Air New Zealand	18,307	17
Sky Network Television	210	1
Total New Zealand		18
Norway - 1.9%
Atea ASA	14,500	95
Norske Skogindustrier*	52,125	87
Statoil	49,500	1,166
Total Norway		1,348
Portugal - 0.1%
EDP - Energias de Portugal	18,079	80
Total Portugal		80
Singapore - 3.5%
Chemoil Energy	59,000	32
DBS Group Holdings	138,000	1,264
Jardine Cycle & Carriage	59,526	978
Macquarie International Infrastructure Fund	550,000	159
UOB-Kay Hian Holdings	22,000	23
Total Singapore		2,456
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria	22,939	410
Bankinter	4,300	45
Construcciones y Auxiliar de Ferrocarriles	27	13
Ercros*	10,488	22
Telefonica	13,892	388
Total Spain		878
Sweden - 1.2%
Acando AB	11,799	24
Bilia AB, Cl A	6,471	53
Electrolux AB, Ser B*	29,218	700
Industrial & Financial Systems, Cl B	3,345	30
Industrivarden AB, Cl A	2,056	24
Total Sweden		831
Switzerland - 4.7%
Advanced Digital Broadcast Holdings*	3,308	168
Bell Holding	28	43
Credit Suisse Group	18,129	969
Emmi	705	83
Nestle	41,113	1,912
Swisslog Holding	37,055	32
Walter Meier, Cl A	49	4
Xstrata	4,499	65
Total Switzerland		3,276
United Kingdom - 13.7%
Anglo-Eastern Plantations	1,127	7
AstraZeneca	36,643	1,645
AstraZeneca	317	14
Aveva Group	94	1
Aviva	1,542	10
Avocet Mining*	7,100	9
BHP Billiton	127	3
BP	272,466	2,553
Bradford & Bingley* (A)	34,425	-
BT Group	60,414	129
Cape*	7,630	31
Character Group*	803	1
Chaucer Holdings	257	-
Chime Communications	18,094	58
Clarkson	2,042	28
Close Brothers Group	9,500	109
Colliers Cre*	3,314	1
Colt Telecom Group*	27,500	56
Costain Group	34,266	15
Dairy Crest Group	4,500	30
Dart Group	43,877	36
Davis Service Group	31,578	216
Delta	5,686	16
DS Smith	25,656	49
Fiberweb	15,243	15
Hamworthy	3,200	13
Hilton Food Group	1,087	4
HSBC Holdings	214,703	2,373
ICAP	54,946	365
International Power	5,857	24
J Sainsbury	19,390	105
Kingfisher	48,454	177
Lloyds Banking Group	332	-
Logica	390,712	741
Mondi	2,231	12
National Grid	43,649	432
Rank Group	33,500	49
Renew Holdings	2,084	1
RPC Group	7,207	30
Severfield-Rowen	7,570	20
Tenon Group	7,109	7
Tribal Group	28,336	32
Tullett Prebon	12,684	75
Vitec Group	1,800	11
Yule Catto	21,310	59
Total United Kingdom		9,562
Total Foreign Common Stock (Cost $62,993)		67,942
Foreign Preferred Stock - 0.1%
Australia - 0.0%
Village Roadshow	18,306	28
Total Australia		28
Germany - 0.1%
Villeroy & Boch	3,475	29
Total Germany		29
Total Foreign Preferred Stock (Cost $36)		57
Rights - 0.0%
TUI (A)	11,400	-
Total Rights (Cost $-)		-
Total Investments - 98.2% (Cost $63,591)†		68,688
Other Assets and Liabilities, Net - 1.8%		1,286
Total Net Assets - 100.0%		$69,974

* Non-income producing security.

(A) Security fair valued using methods determined in good faith according to procedures adopted by the Valuation Committee designated by the Board of Trustees. On October 31, 2009, the aggregate value of these securities was $0, representing 0.0% of the net assets of the Old Mutual International Equity Fund.

Cl - Class
Ser - Series

† At October 31, 2009, the approximate tax basis cost of the Fund’s investments was $63,591 (000), and the unrealized appreciation and depreciation were $8,217 (000) and $(3,120) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$689	$-	$-	$689
Foreign Common Stock
Australia	-	3,330	-	3,330
Austria	-	486	-	486
Belgium	-	628	-	628
Canada	1,715	-	-	1,715
China	-	50	-	50
Denmark	-	707	-	707
Finland	-	711	-	711
France	-	5,155	-	5,155
Germany	-	7,516	-	7,516
Greece	-	492	-	492
Hong Kong	-	2,939	-	2,939
Italy	-	1,635	-	1,635
Japan	-	18,016	-	18,016
Luxembourg	-	79	-	79
Netherlands	-	6,034	-	6,034
New Zealand	-	18	-	18
Norway	-	1,348	-	1,348
Portugal	-	80	-	80
Singapore	-	2,456	-	2,456
Spain	-	878	-	878
Sweden	-	831	-	831
Switzerland	-	3,276	-	3,276
United Kingdom	32	9,530	-	9,562
Foreign Preferred Stock
Australia	-	28	-	28
Germany	-	29	-	29
Rights	-	-	-	-
Total Investments	$2,436	$66,252	$-	$68,688

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended October 31, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	December 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	December 14, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	December 14, 2009